Investment Objectives and Goals - Davis Series	Dec. 31, 2025
Davis Financial Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davis Financial Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Davis Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davis Opportunity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Davis Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davis Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through a combination of growth and income.
Davis Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davis Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through a combination of growth and income.
Davis Government Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davis Government Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income.
Davis Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davis Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.